Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Income Builder Fund	6/1/2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Lead Portfolio Manager	2010
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
The rest of the section remains the same.
On the Effective Date, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Lead Portfolio Manager	2010
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Christensen joined the Investment Manager in 2015. Mr. Christensen began his investment career in 2014 and earned a B.A. in Economics and Political Science from Washington University in St. Louis and a MSc in Economics from the London School of Economics.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP163_01_005_(02/21)

Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Seligman Communications and Information Fund	10/1/2020
Effective March 1, 2021 (the Effective Date), the information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus  is hereby superseded and replaced with the following:

Portfolio Manager	Role with Fund	Managed Fund Since
Paul Wick	Lead Portfolio Manager	1990
Shekhar Pramanick	Technology Team Member	2013
Sanjay Devgan	Technology Team Member	2013
Jeetil Patel	Technology Team Member	2015
Vimal Patel	Technology Team Member	2018
Israel Hernandez	Technology Team Member	March 2021
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Role with Fund	Managed Fund Since
Paul Wick	Lead Portfolio Manager	1990
Shekhar Pramanick	Technology Team Member	2013
Sanjay Devgan	Technology Team Member	2013
Jeetil Patel	Technology Team Member	2015
Vimal Patel	Technology Team Member	2018
Israel Hernandez	Technology Team Member	March 2021
Mr. Wick joined one of the Columbia Management legacy firms or acquired business lines in 1987. Mr. Wick is Team Leader and Portfolio Manager for Technology. Mr. Wick began his investment career in 1987 and earned a B.A. from Duke and an M.B.A. from Duke/Fuqua.
Dr. Pramanick joined the Investment Manager in 2012. Dr. Pramanick began his investment career in 1993 and earned a B.S. from the National Institute of Technology, an M.S. from the University of Oregon and a Ph.D. from North Carolina State University.
Mr. Devgan joined the Investment Manager in 2012. Mr. Devgan began his investment career in 1995 and earned a B.S. from University of California and an M.B.A. from Santa Clara University.
Mr. Patel joined the Investment Manager in 2012. Mr. Patel began his investment career in 1998 and earned a B.A. from University of California, Los Angeles.
Mr. Patel joined the Investment Manager in 2014. Mr. Patel began his investment career in 2001 and earned a B.S. from North Carolina State University, an M.S. from the University of Colorado, Boulder, and an M.B.A. from the Anderson School of Management at the University of California, Los Angeles.
Mr. Hernandez joined the Investment Manager in 2014. Mr. Hernandez began his investment career in 1996 and earned a B.S. from Cornell University and an M.B.A. from the University of North Carolina.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP219_05_006_(02/21)

Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Seligman Global Technology Fund	3/1/2020
Effective March 1, 2021 (the Effective Date), the information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Role with Fund	Managed Fund Since
Paul Wick	Lead Portfolio Manager	1994
Shekhar Pramanick	Technology Team Member	2014
Sanjay Devgan	Technology Team Member	2014
Christopher Boova	Technology Team Member	2016
Vimal Patel	Technology Team Member	2018
Sanjiv Wadhwani	Technology Team Member	March 2021
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Role with Fund	Managed Fund Since
Paul Wick	Lead Portfolio Manager	1994
Shekhar Pramanick	Technology Team Member	2014
Sanjay Devgan	Technology Team Member	2014
Christopher Boova	Technology Team Member	2016
Vimal Patel	Technology Team Member	2018
Sanjiv Wadhwani	Technology Team Member	March 2021
Mr. Wick joined one of the Columbia Management legacy firms or acquired business lines in 1987. Mr. Wick is Team Leader and Portfolio Manager for Technology. Mr. Wick began his investment career in 1987 and earned a B.A. from Duke and an M.B.A. from Duke/Fuqua.
Dr. Pramanick joined the Investment Manager in 2012. Dr. Pramanick began his investment career in 1993 and earned a B.S. from the National Institute of Technology, an M.S. from the University of Oregon and a Ph.D. from North Carolina State University.
Mr. Devgan joined the Investment Manager in 2012. Mr. Devgan began his investment career in 1995 and earned a B.S. from University of California and an M.B.A. from Santa Clara University.
Mr. Boova joined one of the Columbia Management legacy firms or acquired business lines in 2000. Mr. Boova began his investment career in 1995 and earned two B.S. degrees from Worcester Polytechnic Institute, an M.A. from Georgetown University and an M.B.A. from the Wharton School at the University of Pennsylvania.
Mr. Patel joined the Investment Manager in 2014. Mr. Patel began his investment career in 2001 and earned a B.S. from North Carolina State University, an M.S. from the University of Colorado, Boulder, and an M.B.A. from the Anderson School of Management at the University of California, Los Angeles.
Mr. Wadhwani joined the Investment Manager in 2016. Mr. Wadhwani began his investment career in 1998 and earned a B.S. from the University of Bombay and an M.B.A. from the University of Iowa.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP220_10_007_(02/21)